Debt and Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of net long-term debt obligation

	December 31, 2016	December 31, 2015
Debt and unpaid accrued end-of-term payment	$3,894,320	$6,115,797
Unamortized note discount	(42,493)	(106,635)
Unamortized debt issuance costs	(114,626)	(206,235)

Net debt obligation	$3,737,201	$5,802,927

Current portion of long-term debt	$1,919,675	$1,707,899
Long-term debt, net of discount	1,817,526	$4,095,028

Total	$3,737,201	$5,802,927

Schedule of future principal payments under the longterm debt

Years ending December 31	Amount
2017	$2,032,048
2018	1,479,246

Total future principal payments	3,511,294
2018 end-of-term payment	560,000

4,071,294
Less: unaccreted end-of-term payment at December 31, 2016	(176,974)

Debt and unpaid accrued end-of-term payment	$3,894,320

Schedule of interest expense on long-term debt

	December 31, 2016	December 31, 2015
Nominal Interest	$457,448	$224,400
Amortization of debt discount	64,142	27,798
Accretion of end-of-term payment	267,230	115,797
Debt issuance costs	178,713	43,789

	$967,533	$411,784

Summary of warrant activity

	December 31, 2016	December 31, 2015
Beginning balance at January 1	748,872	494,267
Warrants granted	5,253,337	254,605
Warrants cancelled	(33,333)	—

Ending balance at December 31	5,968,876	748,872

Convertible promissory notes
Schedule of interest expense on the convertible notes
	Years Ended December 31,
	2016	2015
Nominal Interest	$18,049	$70,619
Amortization of debt discount	—	1,925,326

	$18,049	$1,995,945

Schedule of interest payable on the convertible notes
	December 31, 2016	December 31, 2015
Interest Payable:	$94,048	$75,999

Standby bridge financing agreement
Schedule of interest expense on the convertible notes

	Years Ended December 31,
	2016	2015
Nominal Interest	$—	$100,000
Amortization of debt discount	—	521,291
Repayment premium	—	201,600
Debt issuance costs	—	86,667

	$—	$909,558